THE COMPANY (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Company Details Narrative
Operating loss	$ (3,910,588)	$ (1,444,230)	$ (10,753,191)	$ (3,266,485)	$ (5,427,218)	$ (2,867,464)
Net cash flows used in operating activities			(8,398,965)	(3,081,989)	(4,966,596)	(2,843,788)
Accumulated deficit	$ (46,385,978)		$ (46,385,978)		$ (16,993,078)	$ (4,079,713)